Shareholders’ Equity (Details) - USD ($)				1 Months Ended	6 Months Ended
	Dec. 14, 2021	Jul. 31, 2020	Jul. 26, 2019	Aug. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 14, 2020
Shareholders’ Equity (Details) [Line Items]
Share price (in Dollars per share)		$ 16			$ 8.3		$ 16
Aggregate shares cancelled							475,000
Equity percentage							100.00%
Received total amount (in Dollars)		$ 667,901
Ordinary shares transferred				5,000,000
Shares issued to investors	2,898,552
Aggregate warrants	1,449,276
Exercisable years	3 years 6 months
Exercise price (in Dollars per share)	$ 8.3
Purchase of warrants					202,899
Expire period					3 years 6 months
Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant purchase price (in Dollars per share)	$ 6.9
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate shares issued		40,235
Company sold ordinary shares				5,000,000
Ordinary shares, issued					24,254,842	24,254,842
Ordinary shares, outstanding					24,254,842	24,254,842
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Company sold ordinary shares				5,000,000
Cancelled shares				5,000,000
Ordinary shares, issued					2,100,000	2,100,000
Ordinary shares, outstanding					2,100,000	2,100,000
Anyi [Member]
Shareholders’ Equity (Details) [Line Items]
Equity shares acquisition percent			100.00%
Cash (in Dollars)			$ 400,000
Anyi [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Authorized units fully paid (in Dollars)			$ 475,000
Share price (in Dollars per share)			$ 16